Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 176	¥ 179
Additions	192	97
Business combinations	2	2
Disposals	(28)	(1)
Depreciation charge	(99)	(101)	¥ (88)
Closing net book amount	243	176	179
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	452	364
Closing net book amount	609	452	364
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(276)	(185)
Closing net book amount	(366)	(276)	(185)
Servers And Network Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	111	124
Additions	32	53
Business combinations	1	1
Disposals	(1)	(1)
Depreciation charge	(59)	(66)
Closing net book amount	84	111	124
Servers And Network Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	315	264
Closing net book amount	344	315	264
Servers And Network Equipment | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(204)	(140)
Closing net book amount	(260)	(204)	(140)
Leasehold improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	24	26
Additions	81	11
Disposals	(6)
Depreciation charge	(19)	(13)
Closing net book amount	80	24	26
Leasehold improvements [Member] | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	67	59
Closing net book amount	137	67	59
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(43)	(33)
Closing net book amount	(57)	(43)	(33)
Office Furniture Equipment And Other
Disclosure Of Property Plant And Equipment [Line Items]
Cost	41	29
Additions	79	33
Business combinations	1	1
Disposals	(21)
Depreciation charge	(21)	(22)
Closing net book amount	79	41	29
Office Furniture Equipment And Other | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	70	41
Closing net book amount	128	70	41
Office Furniture Equipment And Other | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(29)	(12)
Closing net book amount	¥ (49)	¥ (29)	¥ (12)